Fair Value Measurements (Carrying Amounts And Related Estimated Fair Value Of Debt Instruments) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
2013 Convertible Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt including current maturities, Carrying Amount	$ 213.5	$ 278.7
Long-term debt including current maturities, Fair Value	211.7	265.9
2013 Convertible Notes [Member] | Quoted Prices In Active Markets For Identical Items (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt including current maturities, Fair Value
2013 Convertible Notes [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt including current maturities, Fair Value	211.7	265.9
2019 Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt including current maturities, Carrying Amount	323.2	323.0
Long-term debt including current maturities, Fair Value	229.9	198.3
2019 Notes [Member] | Quoted Prices In Active Markets For Identical Items (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt including current maturities, Fair Value
2019 Notes [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt including current maturities, Fair Value	229.9	198.3
Secured Term Loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt including current maturities, Carrying Amount	175.0	175.0
Long-term debt including current maturities, Fair Value	175.0	175.0
Secured Term Loans [Member] | Quoted Prices In Active Markets For Identical Items (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt including current maturities, Fair Value
Secured Term Loans [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt including current maturities, Fair Value
Secured Term Loans [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt including current maturities, Fair Value	175.0	175.0
Other [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt including current maturities, Carrying Amount	1.0	1.0
Long-term debt including current maturities, Fair Value	1.0	1.0
Other [Member] | Quoted Prices In Active Markets For Identical Items (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt including current maturities, Fair Value
Other [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt including current maturities, Fair Value
Other [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt including current maturities, Fair Value	$ 1.0	$ 1.0